SUPPLEMENTAL GUARANTOR FINANCIAL INFORMATION SUPPLEMENTAL GUARANTOR FINANCIAL INFORMATION (Statements of Comprehensive Income) - USD ($) $ in Millions	3 Months Ended									12 Months Ended
	Mar. 31, 2016	Dec. 31, 2015	Sep. 30, 2015	Jun. 30, 2015	Mar. 31, 2015	Dec. 31, 2014	Sep. 30, 2014	Jun. 30, 2014	Mar. 31, 2014	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013
SupplementalGuarantorFinancialInformationStatementsOfComprehensiveIncome [Line Items]
Net income	$ (37.9)	$ (62.7)	$ 5.9	$ 42.3	$ 13.1	$ 12.8	$ 26.1	$ 37.3	$ 29.5	$ (1.4)	$ 105.7	$ 178.6
Foreign currency translation adjustments, net	15.5				(1.4)					(9.8)	(1.8)	(2.6)
Unrealized losses on derivative contracts, net	3.0				(0.3)					(2.7)	(5.1)	(3.8)
Pension and postretirement liability adjustments, net										(78.8)	(86.6)	(7.7)
Amortization of prior service costs and actuarial losses, net	3.8				5.1					41.9	15.5	20.3
Total other comprehensive (loss) income, net of tax	22.3				3.4					(49.4)	(78.0)	6.2
Comprehensive (loss) income	(15.6)				16.5					(50.8)	27.7	184.8
Parent Company [Member]
SupplementalGuarantorFinancialInformationStatementsOfComprehensiveIncome [Line Items]
Net income	(37.9)				13.1					(1.4)	105.7	178.6
Foreign currency translation adjustments, net	15.5				(1.4)					(9.8)	(1.8)	(2.6)
Unrealized losses on derivative contracts, net	3.0				(0.3)					(2.7)	(5.1)	(3.8)
Pension and postretirement liability adjustments, net										(78.8)	(86.6)	(7.7)
Amortization of prior service costs and actuarial losses, net	3.8				5.1					41.9	15.5	20.3
Total other comprehensive (loss) income, net of tax	22.3				3.4					(49.4)	(78.0)	6.2
Comprehensive (loss) income	(15.6)				16.5					(50.8)	27.7	184.8
Subsidiary Issuer [Member]
SupplementalGuarantorFinancialInformationStatementsOfComprehensiveIncome [Line Items]
Net income	18.7				0.0					(4.6)	0.0	0.0
Foreign currency translation adjustments, net	0.0				0.0					0.0	0.0	0.0
Unrealized losses on derivative contracts, net	0.0				0.0					0.0	0.0	0.0
Pension and postretirement liability adjustments, net										0.0	0.0	0.0
Amortization of prior service costs and actuarial losses, net	0.0				0.0					0.0	0.0	0.0
Total other comprehensive (loss) income, net of tax	0.0				0.0					0.0	0.0	0.0
Comprehensive (loss) income	18.7				0.0					(4.6)	0.0	0.0
Non-Guarantor Subsidiaries [Member]
SupplementalGuarantorFinancialInformationStatementsOfComprehensiveIncome [Line Items]
Net income	(3.9)				15.1					114.5	48.8	129.8
Foreign currency translation adjustments, net	15.5				(1.4)					(9.8)	(1.8)	(2.6)
Unrealized losses on derivative contracts, net	0.0				0.0					0.0	0.0	0.0
Pension and postretirement liability adjustments, net										(5.1)	(3.2)	(1.4)
Amortization of prior service costs and actuarial losses, net	0.5				0.4					2.3	1.4	1.1
Total other comprehensive (loss) income, net of tax	16.0				(1.0)					(12.6)	(3.6)	(2.9)
Comprehensive (loss) income	12.1				14.1					101.9	45.2	126.9
Consolidation, Eliminations [Member]
SupplementalGuarantorFinancialInformationStatementsOfComprehensiveIncome [Line Items]
Net income	(14.8)				(15.1)					(109.9)	(48.8)	(129.8)
Foreign currency translation adjustments, net	(15.5)				1.4					9.8	1.8	2.6
Unrealized losses on derivative contracts, net	0.0				0.0					0.0	0.0	0.0
Pension and postretirement liability adjustments, net										5.1	3.2	1.4
Amortization of prior service costs and actuarial losses, net	(0.5)				(0.4)					(2.3)	(1.4)	(1.1)
Total other comprehensive (loss) income, net of tax	(16.0)				1.0					12.6	3.6	2.9
Comprehensive (loss) income	$ (30.8)				$ (14.1)					$ (97.3)	$ (45.2)	$ (126.9)